VIE and Other Finance Receivables, net of Allowance for Losses (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
VIE and Other Finance Receivables, net of Allowance for Losses

6. VIE and Other Finance Receivables, net of Allowance for Losses

VIE and other finance receivables, net of allowance for losses, as of December 31, 2012 and September 30, 2013 consist of the following:

	December 31, 2012	September 30, 2013
Structured settlements and annuities	$79,653	$76,640
Less: unearned income	(53,398)	(50,552)
	26,255	26,088
Lottery winnings	97,204	89,232
Less: unearned income	(33,768)	(29,500)
	63,436	59,732
Pre-settlement funding transactions	62,775	55,460
Less: deferred revenue	(4,296)	(2,872)
	58,479	52,588
Life insurance premium financing	3,807	—
Less: deferred revenue	(43)	—
	3,764	—
Attorney cost financing	3,072	2,480
Less: deferred revenue	(3)	—
	3,069	2,480
VIE and other finance receivables, gross	155,003	140,888
Less: allowance for losses	(4,650)	(7,383)
VIE and other finance receivables, net	$150,353	$133,505

Encumbrances on VIE and other finance receivables, net are as follows:

Encumbrance	December 31, 2012	September 30, 2013
VIE securitization debt (2)	$80,826	$79,193
$40 million pre-settlement credit facility (1)	25,859	23,463
$45.1 million long-term presettlement facility (2)	19,389	12,775
$2.4 million long-term facility (2)	2,663	2,532
Total VIE finance receivables, net of allowances	128,737	117,963
Not encumbered	21,616	15,542
Total VIE and other finance receivables, net of allowances	$150,353	$133,505

(1) See Note 7

(2) See Note 8

Activity in the allowance for losses for VIE and other finance receivables for the three and nine-months ended September 30, 2012 and 2013 was as follows:

	Structured settlements and annuities	Lottery	Pre-settlement funding transactions	Life insurance premium financing	Attorney cost financing	Total
Three-months ended September 30, 2012:
Allowance for losses:
Balance at beginning of period	$(381)	$(1)	$(1,644)	$—	$(482)	$(2,508)
Provision for loss	—	55	(504)	2	106	(341)
Charge-offs	49	18	65	—	19	151
Recoveries	—	(72)	(479)	(2)	—	(553)
Balance at end of period	$(332)	$—	$(2,562)	$—	$(357)	$(3,251)

Three-months ended September 30, 2013:
Allowance for losses:
Balance at beginning of period	$(182)	$—	$(6,282)	$—	$(293)	$(6,757)
Provision for loss	51	85	(1,836)	—	10	(1,690)
Charge-offs	85	—	1,064	—	—	1,149
Recoveries	—	(85)	—	—	—	(85)
Balance at end of period	$(46)	$—	$(7,054)	$—	$(283)	$(7,383)

Nine-months ended September 30, 2012:
Allowance for losses:
Balance at beginning of period	$(345)	$(1)	$(670)	$—	$(5)	$(1,021)
Provision for loss	(26)	(48)	(1,522)	75	(366)	(1,887)
Charge-offs	75	139	109	—	14	337
Recoveries	(36)	(90)	(479)	(75)	—	(680)
Other	—	—	—	—	—	—
Balance at end of period	$(332)	$—	$(2,562)	$—	$(357)	$(3,251)

Individually evaluated for impairment	$(332)	$—	$(313)	$—	$—	$(645)
Collectively evaluated for impairment	—	—	(2,249)	—	(357)	(2,606)
Balance at end of period	$(332)	$—	$(2,562)	$—	$(357)	$(3,251)

VIE and other finance receivables, net:
Individually evaluated for impairment	$24,987	$65,764	$436	$—	$—	$91,187
Collectively evaluated for impairment	—	—	53,749	4,800	3,458	62,007
Ending Balance	$24,987	$65,764	$54,185	$4,800	$3,458	$153,194

Nine-months ended September 30, 2013:
Allowance for losses:
Balance at beginning of period	$(181)	$(6)	$(4,194)	$—	$(269)	$(4,650)
Provision for loss	(88)	96	(4,370)	2	(14)	(4,374)
Charge-offs	224	35	1,510	—	—	1,769
Recoveries	(1)	(125)	—	(2)	—	(128)
Balance at end of period	$(46)	$—	$(7,054)	$—	$(283)	$(7,383)

Individually evaluated for impairment	$(46)	$—	$(2,095)	$—	$—	$(2,141)
Collectively evaluated for impairment	—	—	(4,959)	—	(283)	(5,242)
Balance at end of period	$(46)	$—	$(7,054)	$—	$(283)	$(7,383)

VIE and other finance receivables, net:
Individually evaluated for impairment	$26,042	$59,732	$2,514	$—	$—	$88,288
Collectively evaluated for impairment	—	—	43,020	—	2,197	45,217
Ending Balance	$26,042	$59,732	$45,534	$—	$2,197	$133,505

Management makes significant estimates in determining the allowance for losses on finance receivables. Consideration is given to a variety of factors in establishing these estimates, including current economic conditions and anticipated delinquencies. Since the allowance for losses is dependent on general and other economic conditions beyond the Company’s control, it is at least reasonably possible that the estimate for the allowance for losses could differ materially from the currently reported amount in the near term.  At December 31, 2012 and September 30, 2013, the Company had impaired pre-settlement funding transactions in the amount of $2,521 and $3,453, respectively and has discontinued recognition of the income on these items.  The Company had no impaired attorney cost financing advances as of December 31, 2012 and September 30, 2013, respectively.

Pre-settlement funding transactions and attorney cost financing are usually outstanding for a period of time exceeding one year.  The Company performs underwriting procedures to assess the quality of the underlying pending litigation collateral prior to entering into these transactions.  The underwriting process involves an evaluation of each transaction’s case merits, counsel track record, and case concentration.

The Company assesses the status of the individual pre-settlement funding transactions at least once every 120 days to determine whether there are any case specific concerns that need to be addressed and included in the allowance for losses on finance receivables.  The Company also analyzes pre-settlement funding transactions on a portfolio basis based on the transactions’ age as the ability to collect is correlated to the duration of time the advances are outstanding.

The following table presents gross pre-settlement funding transactions as of December 31, 2012 and September 30, 2013 based on their year of origination:

Year of Origination	December 31, 2012	September 30, 2013
2009	6,276	5,270
2010	9,891	6,116
2011	17,770	11,978
2012	28,838	19,522
2013	—	12,574
	$62,775	$55,460

Based on historical portfolio experience, the Company has reserved for pre-settlement and attorney cost financing receivables of $4,194 and $269 as of December 31, 2012 and $7,054 and $283 as of September 30, 2013, respectively.

The following table presents portfolio delinquency status as of December 30, 2012 and September 30, 2013, respectively:

							VIE and Other
	30-59	60-89	Greater			VIE and Other Finance	Finance Receivables, net
	Days	Days	than	Total		Receivables,	> 90 days
	Past Due	Past Due	90 Days	Past Due	Current	net	accruing
December 31, 2012:
Structured settlements and annuities	$8	$—	$54	$62	$26,012	$26,074	$—
Lottery winnings	—	—	—	—	63,430	63,430	—
Life insurance premium financing	—	—	—	—	3,764	3,764	—
Total	$8	$—	$54	$62	$93,206	$93,268	$—

September 30, 2013:
Structured settlements and annuities	$—	$—	$172	$172	$25,870	$26,042	$—
Lottery winnings	—	—	—	—	59,732	59,732	—
Life insurance premium financing	—	—	—	—	—	—	—
Total	$—	$—	$172	$172	$85,602	$85,774	$—

Pre-settlement funding transactions and attorney cost financing do not have set due dates as payment is dependent on the underlying case settling.

7. VIE and Other Finance Receivables, net of Allowance for Losses

VIE and other finance receivables, net of allowance for losses, as of December 31, 2011 and 2012 consist of the following:

	December 31, 2011	December 31, 2012
Structured settlements and annuities	$82,960	$79,653
Less: unearned income	(57,529)	(53,398)
	25,431	26,255
Lottery winnings	118,430	97,204
Less: unearned income	(44,306)	(33,768)
	74,124	63,436
Pre-settlement advances	52,752	62,775
Less: deferred revenue	(4,502)	(4,296)
	48,250	58,479
Life insurance premium financing	5,126	3,807
Less: deferred revenue	(90)	(43)
	5,036	3,764
Attorney cost financing	5,757	3,072
Less: deferred revenue	(17)	(3)
	5,740	3,069
VIE and other finance receivables, gross	158,581	155,003
Less: allowance for losses	(1,021)	(4,650)
VIE and other finance receivables, net	$157,560	$150,353

Encumbrances on VIE and other finance receivables, net of allowance for losses are as follows:

Encumbrance	December 31, 2011	December 31, 2012
VIE securitization debt (2)	$84,218	$80,826
$40 million pre-settlement credit facility (1)	10,278	25,859
$45.1 million long-term presettlement facility (2)	31,801	19,389
$2.4 million long-term facility (2)	—	2,663
$100 million credit facility (1)	15	—
Total VIE finance receivables, net of allowances	126,312	128,737
Not encumbered	31,248	21,616
Total VIE and other finance receivables, net of allowances	$157,560	$150,353

(1)	See Note 14
(2)	See Note 15

At December 31, 2012 the expected cash flows of structured settlements, annuities and lottery winnings based on maturity value were as follows:

Expected cash flows
Year ending 2013	$11,609
Year ending 2014	12,166
Year ending 2015	11,864
Year ending 2016	11,757
Year ending 2017	10,899
Thereafter	118,562
Total	$176,857

Excluded from the above table are receivables balances of $65,191 at December 31, 2012, which do not have specified maturity dates.

Activity in the allowance for losses for VIE and other finance receivables for the years ended December 31, 2011 and 2012 was as follows:

	Structured settlements and annuities	Lottery	Pre-settlement advances	Life insurance premium financing	Attorney cost financing	Total
December 31, 2011:
Allowance for losses:
Balance at beginning of year	$(355)	$—	$—	$—	$—	$(355)
Provision for loss	—	(1)	(671)	—	(5)	(677)
Charge-offs	31	—	1	—	—	32
Recoveries	(21)	—	—	—	—	(21)
Balance at end of year	$(345)	$(1)	$(670)	$—	$(5)	$(1,021)
Individually evaluated for impairment	$(100)	$(1)	$—	$—	$—	$(101)
Collectively evaluated for impairment	(245)	—	(670)	—	(5)	(920)
Balance at end of year	$(345)	$(1)	$(670)	$—	$(5)	$(1,021)

VIE and other finance receivables, net:
Individually evaluated for impairment	$25,086	$74,123	$2,424	$—	$—	$101,633
Collectively evaluated for impairment	—	—	45,156	5,036	5,735	55,927
Ending Balance	$25,086	$74,123	$47,580	$5,036	$5,735	$157,560
December 31, 2012:
Allowance for losses:
Balance at beginning of year	$(345)	$(1)	$(670)	$—	$(5)	$(1,021)
Provision for loss	(57)	(5)	(3,360)	—	(278)	(3,700)
Charge-offs	257	—	351	—	14	622
Recoveries	(36)	—	(515)	—	—	(551)
Balance at end of year	$(181)	$(6)	$(4,194)	$—	$(269)	$(4,650)
Individually evaluated for impairment	$(181)	$(6)	$(2,032)	$—	$—	$(2,219)
Collectively evaluated for impairment	—	—	(2,162)	—	(269)	(2,431)
Balance at end of year	$(181)	$(6)	$(4,194)	$—	$(269)	$(4,650)
VIE and other finance receivables, net:
Individually evaluated for impairment	$26,074	$63,430	$2,470	$—	$—	$91,974
Collectively evaluated for impairment	—	—	51,815	3,764	2,800	58,379
Ending Balance	$26,074	$63,430	$54,285	$3,764	$2,800	$150,353

Management makes significant estimates in determining the allowance for losses on finance receivables. Consideration is given to a variety of factors in establishing these estimates, including current economic conditions and anticipated delinquencies. Since the allowance for losses is dependent on general and other economic conditions beyond the Company’s control, it is at least reasonably possible that the estimate for the allowance for losses could differ materially from the currently reported amount in the near term. At December 31, 2012, the Company had impaired pre-settlement advances and attorney cost financing in the amount of $2,521 and $0, respectively and has discontinued recognition of the income on these advances.

Pre-settlement advances and attorney cost financing are usually outstanding for a period of time exceeding one year. The Company performs underwriting procedures to assess the quality of the underlying pending litigation collateral prior to making such advances. The underwriting process involves an evaluation of each transaction’s case merits, counsel track record, and case concentration.

The Company assesses the status of the individual pre-settlement advances at least once every 120 days to determine whether there are any case specific concerns that need to be addressed and included in the allowance for losses on finance receivables. The Company also analyzes pre-settlement advances on a portfolio basis based on the advances’ age as the ability to collect is correlated to the duration of time the advances are outstanding.

The following table presents gross pre-settlement advances as of December 31, 2011 and 2012, based on their year of origination:

Year of Origination	December 31, 2011	December 31, 2012
2008	$754	$—
2009	9,300	6,276
2010	14,254	9,891
2011	28,444	17,770
2012	—	28,838
2013	—	—
	$52,752	$62,775

Based on historical portfolio experience, the Company has reserved for pre-settlement advances and attorney cost financing $670 and $5 as of December 31, 2011 and $4,194 and $269 as of December 31, 2012, respectively.

The following table presents portfolio delinquency status at December 31, 2011 and 2012, respectively:

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	VIE and Other Finance Receivables, net	VIE and Other Finance Receivables, net > 90 days accruing
December 31, 2011:
Structured settlements and annuities	$83	$—	$355	$438	$24,648	$25,086	$—
Lottery winnings	362	—	5	367	73,756	74,123	—
Life insurance premium financing	—	—	485	485	4,551	5,036	—
Total	$445	$—	$845	$1,290	$102,955	$104,245	$—
December 31, 2012:
Structured settlements and annuities	$8	$—	$54	$62	$26,012	$26,074	$—
Lottery winnings	—	—	—	—	63,430	63,430	—
Life insurance premium financing	—	—	—	—	3,764	3,764	—
Total	$8	$—	$54	$62	$93,206	$93,268	$—

Pre-settlement advances and attorney cost financing do not have set due dates as payment is dependent on the underlying case settling.